Other income (Tables)	12 Months Ended
Dec. 31, 2025
Other Income and Expenses [Abstract]
Schedule of other income

	As of December, 31
	2023	2024	2025	2025
	S$	S$	S$	US$

Government grant
-Job support scheme	63,190	69,500	44,601	34,685
-others	-	-	-	-
Interest income	-	143,695	179,500	139,591
Gain on fair value measurement of investment	-	-	2,890,000	2,247,453
Others	37,098	52,963	71,260	55,416
	100,288	266,158	3,185,361	2,477,145